UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2006 to December 15, 2006

Commission File Number of issuing entity: 333-126790-14


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173331, 32-0173332, 32-0173333
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-B, Revolving Home Equity Loan Asset Backed Notes, Series 2006-B.

         The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to December 15, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-B (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Revised Investor Report, December 15, 2006


                                  EXHIBIT 99.1
                                 ---------------
              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                December 15, 2006

                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Report Group 1   ............................................... 11
Delinquency Report Group 2   ............................................... 11
Delinquency Report Total   ................................................. 11
Bankruptcy Group Report   .................................................. 12
Foreclosure Group Report   ................................................. 12
REO Group Report   ......................................................... 12



IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                            Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          December 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL           BEGINNING                                                                              ENDING
             FACE               PRINCIPAL                                                      REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE              BALANCE         PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        400,000,000.00   340,813,866.69   12,185,268.72    1,562,063.56  13,747,332.28       0.00       0.00   328,628,597.97
2A        750,000,000.00   580,284,910.96   18,101,205.47    2,654,803.47  20,756,008.94       0.00       0.00   562,183,705.49
AIO       770,137,099.80             0.00            0.00            0.00           0.00       0.00       0.00             0.00
C                   0.00             0.00            0.00       21,438.76      21,438.76       0.00       0.00             0.00
R1                  0.00             0.00            0.00            0.00           0.00       0.00       0.00             0.00
R2                100.00             0.00            0.00            0.00           0.00       0.00       0.00             0.00
TOTALS  1,920,137,199.80   921,098,777.65   30,286,474.19    4,238,305.79  34,524,779.98       0.00       0.00   890,812,303.46
AIO1      220,024,779.00             0.00            0.00            0.00           0.00       0.00       0.00             0.00
AIO2      550,112,320.80             0.00            0.00            0.00           0.00       0.00       0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                            BEGINNING                                                          ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL     INTEREST            TOTAL           PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A        126685CX2        852.03466673      30.46317180    3.90515890    34.36833070       821.57149493       5.500000%
2A        126685CS5        773.71321461      24.13494063    3.53973796    27.67467859       749.57827399       5.490000%
AIO       126685CT1          0.00000000       0.00000000    0.00000000     0.00000000         0.00000000       0.000000%
R2        126685CW6          0.00000000       0.00000000    0.00000000     0.00000000         0.00000000       0.000000%
TOTALS                     479.70466785      15.77307819    2.20729320    17.98037139       463.93158966
AIO1         N/A             0.00000000       0.00000000    0.00000000     0.00000000         0.00000000       0.000000%
AIO2         N/A             0.00000000       0.00000000    0.00000000     0.00000000         0.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          December 15, 2006

General Information:
Record Date                                                                                                          12/14/2006
LIBOR Determination Date                                                                                             11/13/2006
Payment Date                                                                                                         12/15/2006
Determination Date                                                                                                   12/12/2006
Interest Period
Beginning                                                                                                            11/15/2006
Ending                                                                                                               12/14/2006
Number of Days in Interest Period                                                                                            30
Collection Period
Beginning                                                                                                            11/01/2006
Ending                                                                                                               11/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                                7,316,806.96
Principal payments on Mortgage Loans                                                                              37,970,864.69
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  787,733.51
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                           64,660.54
Others                                                                                                                 4,667.40
Total Deposits                                                                                                    46,144,733.10

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             45,789,705.93
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      355,027.17
Total Withdrawals                                                                                                 46,144,733.10

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   45,789,705.93
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period
or Prefunding (First Payment Date Only)                                                                                    0.00
Total Deposits                                                                                                    45,789,705.93

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 45,789,705.93
Total Withdrawals                                                                                                 45,789,705.93

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                         45,789,705.93
Group 1

Investor Interest Collections                                                                                      2,535,437.94


Principal Collections                                                                                             11,245,975.72

Subordinated Transferor Collections                                                                                        0.00

Credit Enhancement Draw Amount                                                                                             0.00

Group 2

Investor Interest Collections                                                                                      4,420,476.01
Principal Collections                                                                                             16,393,561.42

Subordinated Transferor Collections                                                                                        0.00

Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                            142,417.13
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           142,417.13

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   210,777.18
Amount paid to the Loan Insurance Policy Provider                                                                    210,777.18

Premium amount owing to the Insurer                                                                                   34,081.39
Premium amount paid to the Insurer                                                                                    34,081.39

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            242,556.29
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           242,556.29

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   133,082.93
Amount paid to the Loan Insurance Policy Provider                                                                    133,082.93

Premium amount owing to the Insurer                                                                                   58,028.49
Premium amount paid to the Insurer                                                                                    58,028.49

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       1,562,063.56
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         1,562,063.56
Aggregate Investor Interest paid to Class 1-A Note                                                                 1,562,063.56
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00


Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       2,654,803.47
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         2,654,803.47
Aggregate Investor Interest paid to Class 2-A Note                                                                 2,654,803.47
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                  170,244.38
Investor Loss Amount paid to Class 1-A Note                                                                          170,244.38

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Redution Amount paid to Class 1-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                  769,048.61
Accelerated Principal Payment Amount paid to Class 1-A Note                                                          769,048.61

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                     11,245,975.72
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                             11,245,975.72

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 2-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Redution Amount paid to Class 2-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                1,707,644.05
Accelerated Principal Payment Amount paid to Class 2-A Note                                                        1,707,644.05

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     16,393,561.42
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             16,393,561.42

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00


Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                      7,344.53
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      1,755,807.54
Required Transferor Subordinated Amount                                                                            2,600,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                   7,344.53
Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                              170,244.38
Investor Floating Allocation Percentage for Class 1-A Note                                                               99.71%
Liquidation loss amounts for Morgage Loans                                                                           170,737.54
Investor Loss Amount for Class 1-A Note                                                                              170,244.38

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                     14,094.23
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      3,557,822.46
Required Transferor Subordinated Amount                                                                            4,875,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                  14,094.23

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                               99.68%
Liquidation loss amounts for Morgage Loans                                                                                 0.00
Investor Loss Amount for Class 2-A Note                                                                                    0.00

Delinquent Mortgage Loans
Delinquency Report Group 1
                              Number    Principal        Percentage
                             of Loans    Balance

30 to 59 Days Delinquent      107        4,529,357.59     1.37%
60 to 89 Days Delinquent       37        2,021,666.75     0.61%
90 to 179 Days Delinquent      46        2,092,561.40     0.63%
180 to 269 Days Delinquent     11          484,672.38     0.15%
270 Plus Days Delinquent        1           16,000.00     0.00%
Total                         202        9,144,258.12     2.77%

Delinquency Report Group 2
                            Number     Principal        Percentage
                           of Loans     Balance

30 to 59 Days Delinquent      102       14,147,933.98    2.50%
60 to 89 Days Delinquent       41        4,817,218.74    0.85%
90 to 179 Days Delinquent      73       10,711,170.09    1.89%
180 to 269 Days Delinquent     21        3,084,145.45    0.55%
270 Plus Days Delinquent        1          255,992.80    0.05%
Total                         238       33,016,461.06    5.84%
Delinquency Report Total
                             Number    Principal        Percentage
                            of Loans    Balance

30 to 59 Days Delinquent    209       18,677,291.57      2.08%
60 to 89 Days Delinquent     78        6,838,885.49      0.76%
90 to 179 Days Delinquent   119       12,803,731.49      1.43%
180 to 269 Days Delinquent   32        3,568,817.83      0.40%
270 Plus Days Delinquent      2          271,992.80      0.03%
Total                       440       42,160,719.18      4.70%

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.


Bankruptcies
Bankruptcy Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 4             128,344.76             0.04%
      2                 5             386,022.79             0.07%
Total                   9             514,367.55             0.06%

Foreclosures
Foreclosure Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 5               333,156.06           0.10%
      2                 9               974,976.35           0.17%
Total                  14             1,308,132.41           0.15%

REO Properties
REO Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 0                   0.00              0.00%
      2                 0                   0.00              0.00%
Total                   0                   0.00              0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                      0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                      0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                              787,733.51

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     341,801,118.77
Ending Loan Group Balance                                                                                        330,384,405.51
Change in Loan Group Balance                                                                                      11,416,713.26
Principal Collections                                                                                             14,806,740.37
Liquidation Loss Amount                                                                                              170,737.54
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                   171,004.91
Additional Balances during Collection Period                                                                       3,560,764.65
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                     582,135,089.37
Ending Loan Group Balance                                                                                        565,741,527.95
Change in Loan Group Balance                                                                                      16,393,561.42
Principal Collections                                                                                             24,005,612.85
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                     1,010.86
Additional Balances during Collection Period                                                                       7,612,051.43
Balance Check                                                                                                             -0.00

OTHER INFORMATION
Loan Group 1
Allocated Transferor Interest (Beginning)                                                                            987,252.08
Allocated Transferor Interest (Ending)                                                                             1,755,807.54

Interest payments on Morgage Loans                                                                                 2,685,199.60
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     2,685,199.60
Servicing Fee                                                                                                        142,417.13
Investor Interest Collections                                                                                      2,535,437.94

Beginning Loan Group Balance                                                                                     341,801,118.77
Principal payments on Morgage Loans                                                                               14,806,740.37
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   14,806,740.37
Investor Principal Collections                                                                                    14,806,740.37
Additional Balances                                                                                                3,560,764.65
Ending Principal Balances                                                                                        330,384,405.51
Total Collections                                                                                                 17,349,522.84
Scheduled Principal Payment                                                                                       11,245,975.72

Mortgage Loans Average Daily Balance                                                                             340,491,885.43
Number of Mortgage Loans at beginning of Collection Period                                                             9,073.00
Number of Mortgage Loans at end of Collection Period                                                                   8,768.00
Loan Group Balance at beginning of Collection Period                                                             341,801,118.77
Loan Group Balance at end of Collection Period                                                                   330,384,405.51

Note Principal Balance of the Class 1-A Note                                                                     328,628,597.97
Original Note Principal Balance of the Class 1-A Note                                                            400,000,000.00
Class 1-A Factor                                                                                                           0.82

Weighted average remaining term of Morgage Loans                                                                            287

Weighted Average Loan Rate                                                                                           10.243190%
Weighted Average Net Loan Rate                                                                                        8.639190%

Excess Interest                                                                                                            0.00

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                          1,850,178.41
Allocated Transferor Interest (Ending)                                                                             3,557,822.46

Interest payments on Morgage Loans                                                                                 4,677,126.53
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     4,677,126.53
Servicing Fee                                                                                                        242,556.29
Investor Interest Collections                                                                                      4,420,476.01

Beginning Loan Group Balance                                                                                     582,135,089.37
Principal payments on Morgage Loans                                                                               24,005,612.85
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   24,005,612.85
Investor Principal Collections                                                                                    24,005,612.85
Additional Balances                                                                                                7,612,051.43
Ending Principal Balances                                                                                        565,741,527.95
Total Collections                                                                                                 28,440,183.09
Scheduled Principal Payment                                                                                       16,393,561.42

Mortgage Loans Average Daily Balance                                                                             583,001,417.97
Number of Mortgage Loans at beginning of Collection Period                                                             6,052.00
Number of Mortgage Loans at end of Collection Period                                                                   5,875.00
Loan Group Balance at beginning of Collection Period                                                             582,135,089.37
Loan Group Balance at end of Collection Period                                                                   565,741,527.95

Note Principal Balance of the Class 2-A Note                                                                     562,183,705.49
Original Note Principal Balance of the Class 2-A Note                                                            750,000,000.00
Class 2-A Factor                                                                                                           0.75

Weighted average remaining term of Morgage Loans                                                                            288

Weighted Average Loan Rate                                                                                           10.325743%
Weighted Average Net Loan Rate                                                                                        8.721743%

Excess Interest                                                                                                            0.00

LOAN MODIFICATION SUMMARY
Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                         46,776.94
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     187,107.76
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       88,444.98
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   317,302.92
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.03%

Loans with Credit Limit Modification - current                                                                     2,146,790.00
Loans with Credit Limit Modification - cumulative                                                                  8,769,275.88
Loans with Credit Limit Modification - % of Initial                                                                       0.76%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                    274,286.26
Loans with Gross Margin Modification - % of Initial                                                                       0.02%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                      1,103,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                   2,289,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.20%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      482,004.51
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 1,271,878.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.11%

Loans with Credit Limit Modification - current                                                                       543,340.07
Loans with Credit Limit Modification - cumulative                                                                  3,236,044.07
Loans with Credit Limit Modification - % of Initial                                                                       0.28%

Loans with Gross Margin Modification - current                                                                       132,192.37
Loans with Gross Margin Modification - cumulative                                                                    382,313.88
Loans with Gross Margin Modification - % of Initial                                                                       0.03%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                         0.00
Rolling Three Month Delinquency Rate                                                                                       1.01

Loan Group 2
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                         0.00
Rolling Three Month Delinquency Rate                                                                                       2.54

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2007 Bank of New York & Co. All rights reserved.